Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
REVENUE	$ 4,197.2	$ 3,771.1	$ 5,462.6
Cost of sales and services	(3,537.6)	(3,293.5)	(4,667.1)
GROSS PROFIT	659.6	477.6	795.5
OPERATING INCOME (EXPENSE)
Administrative	(153.2)	(143.4)	(190.2)
Selling	(226.4)	(194.0)	(286.5)
Expected credit loss (reversal) over financial assets and contract assets	13.0	(61.8)	0.6
Research	(43.0)	(29.8)	(49.4)
Other operating expense, net	(49.8)	(374.7)	(346.8)
Equity in income (losses) of associates	1.1	2.7	(0.2)
OPERATING INCOME/ (LOSS) BEFORE FINANCIAL RESULT	201.3	(323.4)	(77.0)
Financial expenses, net	(199.4)	(232.7)	(116.1)
Foreign exchange gain (loss) , net	25.5	(79.1)	6.9
LOSS BEFORE INCOME TAX	27.4	(635.2)	(186.2)
Income tax expense	(70.9)	(93.1)	(130.3)
LOSS FOR THE YEAR	(43.5)	(728.3)	(316.5)
Attributable to:
Owners of Embraer	(44.7)	(731.9)	(322.3)
Non-controlling interests	$ 1.2	$ 3.6	$ 5.8
Earnings per share-basic in US$ | (per share)	$ (0.06)	$ (0.99)	$ (0.44)
Earnings per share-diluted in US$ | (per share)	$ (0.06)	$ (0.99)	$ (0.44)